Premises and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 8,302	$ 7,983
Accumulated depreciation and amortization		(5,238)	(4,808)
Premises and equipment, net	[1]	3,064	3,175
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		4,946	4,355
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 3,356	$ 3,628

[1]	Restated